OFFSETTING (Details) - EUR (€) € in Millions		Dec. 31, 2015		Dec. 31, 2014
Offsetting Securities Sold Under Agreements To Resell [Abstract]
Gross amounts of recognised financial liabilities		€ 101	[1]	€ 3,590
Gross amounts of recognised financial assets set off in the balance sheet		0	[1]	0
Net amounts of financial liabilities presented in the balance sheet		101	[1]	3,590
Financial instruments collateral		(100)	[1]	(3,590)
Cash collateral pledged		0	[1]	0
Net amount		1	[1]	0
Offsetting Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned [Abstract]
Gross amounts of recognised financial liabilities		4,724		9,294
Gross amounts of recognised financial assets set off in the balance sheet		0		0
Net amounts of financial liabilities presented in the balance sheet		4,724		9,294
Financial instruments collateral		(1,396)		(5,020)
Cash collateral pledged		(995)		(1,218)
Net amount		2,333		3,056
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognised financial liabilities	[2]	4,623		5,704
Gross amounts of recognised financial assets set off in the balance sheet	[2]	0		0
Net amounts of financial liabilities presented in the balance sheet	[2]	4,623		5,704
Financial instruments	[2]	(1,296)		(1,430)
Cash collateral pledged	[2]	(995)		(1,218)
Net amount	[2]	2,332		3,056
Offsetting Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed [Abstract]
Gross amounts of recognised financial assets		3,882		4,770
Gross amounts of recognised financial liabilities set off in the balance sheet		0		0
Net amounts of financial assets presented in the balance sheet		3,882		4,770
Financial instruments collateral		(2,114)		(973)
Cash collateral received		(513)		(745)
Net amount		1,255		3,052
Offsetting Derivative Assets [Abstract]
Gross amounts of recognised financial assets	[3]	3,876		4,746
Gross amounts of recognised financial liabilities set off in the balance sheet	[3]	0		0
Net amounts of financial assets presented in the balance sheet	[3]	3,876		4,746
Financial instruments collateral	[3]	(2,108)		(949)
Cash collateral received	[3]	(513)		(745)
Net amount	[3]	1,255		3,052
Offsetting Securities Purchased Under Agreements To Resell [Abstract]
Gross amounts of recognised financial assets		6		24
Gross amounts of recognised financial liabilities set off in the balance sheet		0		0
Net amounts of financial assets presented in the balance sheet		6		24
Financial instruments collateral		(6)		(24)
Cash collateral received		0		0
Net amount		0		0
Offsetting Liabilities Parentheticals [Abstract]
Amount included in Securities sold under agreements to repurchase		101		3,586
Amount included in Accounts payable, accrued expenses		€ 0		€ 4

[1]	Of which, EUR 101 million (2014: EUR 3,586 million) included in Securities sold under agreements to repurchase and NIL (2014: EUR 4 million) included in Accounts payable, Accrued expenses and Other liabilities at December 31, 2015.
[2]	Included in Derivative liabilities in the Group's balance sheet at December 31, 2014 and 2015.
[3]	Included in Derivative assets in the Group's balance sheet at December 31, 2014 and 2015.